Net Income (Loss) per Share Attributable to Common Stockholders	9 Months Ended
Feb. 29, 2024
Net Income (Loss) per Share Attributable to Common Stockholders [Abstract]
Net Income (Loss) per Share Attributable to Common Stockholders

NOTE 14. Net Income (Loss) per Share Attributable to Common Stockholders

The Company computes net income (loss) per share using the two-class method. Basic net income (loss) per share is computed using the weighted-average number of shares outstanding during the period. Diluted net income per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period. Potentially dilutive securities consist of stock options, Convertible debentures, Convertible Notes payable, and Convertible Promissory notes. Stock options, Convertible Debentures, Convertible Promissory notes, and Convertible Notes payable were excluded from the computation of diluted net income (loss) per share as including them would have been anti-dilutive. As we reported net losses for all periods presented, diluted loss per share is the same as basic loss per share.

The following outlines the Company’s basic and diluted loss per share for the three and nine months ended February 29, 2024 and February 28, 2023 (000’s, except share amounts):

	Three Months Ended		Nine Months Ended
	February 29, 2024	February 28, 2023	February 29, 2024	February 28, 2023
Net Income (loss)	$(5,306)	$(269)	$(6,463)	$(803)
Basic weighted-average common shares outstanding	11,698,789	6,306,496	8,075,238	6,142,893
Basic and diluted net income (loss) per common share	$(0.45)	$(0.04)	$(0.80)	$(0.13)